Stockholders' Equity - Additional Information (Detail)	12 Months Ended
	Jan. 31, 2021 quarterlyPeriod $ / shares shares	Jan. 31, 2020 shares	Jul. 31, 2021 shares	Aug. 03, 2020 shares	Aug. 02, 2020 shares
Statement Of Shareholders Equity [Line Items]
Preferred stock, shares authorized (in shares)	2,000,000	2,000,000	2,000,000	2,000,000	1,000,000
Preferred stock, shares outstanding (in shares)	1,038,000	994,000	1,223,000
Number of quarterly periods to obtain voting rights | quarterlyPeriod	6
Common stock, shares authorized (in shares)	40,000,000	40,000,000	40,000,000	40,000,000	20,000,000
Common stock, shares issued (in shares)	15,681,000	14,049,000	15,704,000
Treasury stock, shares (in shares)	1,929,000	1,929,000	1,931,000
Shares surrendered in exchange for payment of taxes (in shares)	0	0
Series A Preferred Stock - $1.00 par value per share
Statement Of Shareholders Equity [Line Items]
Preferred stock, shares outstanding (in shares)	1,038,232	994,046
Preferred stock, dividend rate	9.00%
Preferred stock, liquidation preference per share (in usd per share) | $ / shares	$ 25.00
Preferred stock, dividend rate (in usd per share) | $ / shares	2.25
Preferred stock, redemption price (in usd per share) | $ / shares	$ 25.00
Preferred stock, redemption period (in days)	120 days
Period of time for listing (in days)	180 days